Condensed Interim Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Loss for the period	$ (37,113,975)	$ (27,654,612)
Adjustments for:
Depreciation of property and equipment	248,153	248,865
Depreciation of right-of-use assets	55,356	60,540
Amortization of intangible assets	3,435,450	2,358,634
Finance costs	1,625,982	66,111
Finance income	(408,656)	(188,881)
Provision for employees’ end of service benefits	383,981	441,484
Change in fair value of warrant liabilities	(243,246)	(221,413)
Reversal for share-based payments	(39,701)	(142,967)
Allowance for estimated credit loss	161,491	196,953
Share of loss of a joint venture		265,096
Deferred tax assets credit	(21)
Government grants revenue	(965,162)	(871,385)
Write-off of intangible assets		16,874
Liquidation of investment in a joint venture		354,594
Fair value change of derivative liability	(558,241)
Impairment of goodwill		600,000
Total adjustments to reconcile profit (loss)	(33,418,589)	(24,470,107)
Working capital changes:
Trade and other receivables	(946,687)	(4,264,873)
Amount due from related parties	76,783	(1,010,108)
Contract assets	(3,107,726)	(6,611,700)
Trade and other payables	112,648	(615,959)
Contract liabilities	(116,767)	2,581,530
Amount due to shareholders and related parties	21,730,638	11,745,349
Cash flow used in operations	(15,669,700)	(22,645,868)
Income tax paid	(551,987)	(156,191)
End of service benefits paid	(46,069)	(17,231)
Net cash flows used in operating activities	(16,267,756)	(22,819,290)
INVESTING ACTIVITIES
Purchase of property and equipment	(65,692)	(11,775)
Additions of intangible assets	(683,298)	(237,539)
Net cash flows used in investing activities	(748,990)	(249,314)
FINANCING ACTIVITIES
Payments of lease liabilities	(79,621)	(78,620)
Proceeds from convertible loans	20,000,000
Proceeds from acquisition of assets		41,499,983
Receipt of government grants	560,375	1,122,324
Proceeds from issuance of private warrants		1,025,749
Finance costs paid	(40,418)	(40,775)
Finance income received	408,656	188,881
Net cash flows from financing activities	20,848,992	43,717,542
INCREASE IN CASH AND CASH EQUIVALENTS	3,832,246	20,648,938
Cash and cash equivalents at January 1	14,140,792	6,231,685
CASH AND CASH EQUIVALENTS AT PERIOD END	17,973,038	26,880,623
Supplementary cash flow information on non-cash investing and financing activities
Addition of long-term lease		186,599
Intangible assets recognized upon acquisition of assets 10		$ 95,000,000